BORROWINGS - Summary of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 25,968	$ 51,386	$ 0	$ 6,011
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Borrowings	25,028	50,363
Banco Santander (Colombia)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	549
Banco Supervielle (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	188	309
Banco ICBC (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	752	96
Others
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 69